UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $1,294,929 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMETRIX INC                 COM              00826T108     6579   850000 SH       SOLE                   850000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    46834  1546700 SH       SOLE                  1546700        0        0
COMCAST CORP NEW               CL A             20030N101    40143  2045000 SH       SOLE                  2045000        0        0
COMMSCOPE INC                  COM              203372107    67721  1955000 SH       SOLE                  1955000        0        0
CONAGRA FOODS INC              COM              205887102     6811   350000 SH       SOLE                   350000        0        0
COVIDIEN LTD                   COM              G2552X108      274     5102 SH       SOLE                     5102        0        0
DIRECTV GROUP INC              COM              25459L106    73042  2790000 SH       SOLE                  2790000        0        0
EBAY INC                       COM              278642103    36332  1623400 SH       SOLE                  1623400        0        0
EQUIFAX INC                    COM              294429105    39618  1150000 SH       SOLE                  1150000        0        0
FISERV INC                     COM              337738108    47320  1000000 SH       SOLE                  1000000        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102    26196  3700000 SH       SOLE                  3700000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    32000   250000 SH       SOLE                   250000        0        0
HEWITT ASSOCS INC              COM              42822Q100   132095  3625000 SH       SOLE                  3625000        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101     3117   100000 SH       SOLE                   100000        0        0
JOY GLOBAL INC                 COM              481165108     3386    75000 SH       SOLE                    75000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   109022  4366128 SH       SOLE                  4366128        0        0
MCDERMOTT INTL INC             COM              580037109     3833   150000 SH       SOLE                   150000        0        0
MCGRAW HILL COS INC            COM              580645109    10589   335000 SH       SOLE                   335000        0        0
MF GLOBAL LTD                  SHS              G60642108    22134  5100000 SH       SOLE                  5100000        0        0
MICROSOFT CORP                 COM              594918104   106760  4000000 SH       SOLE                  4000000        0        0
MIRANT CORP NEW                COM              60467R100     3658   200000 SH       SOLE                   200000        0        0
MONSTER WORLDWIDE INC          COM              611742107    22365  1500000 SH       SOLE                  1500000        0        0
MOODYS CORP                    COM              615369105     9350   275000 SH       SOLE                   275000        0        0
NASDAQ OMX GROUP INC           COM              631103108    79941  2615000 SH       SOLE                  2615000        0        0
ORACLE CORP                    COM              68389X105    55853  2750000 SH       SOLE                  2750000        0        0
PATTERSON COMPANIES INC        COM              703395103     3041   100000 SH       SOLE                   100000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100   113634  3231911 SH       SOLE                  3231911        0        0
QUALCOMM INC                   COM              747525103     4297   100000 SH       SOLE                   100000        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    37004  1607456 SH       SOLE                  1607456        0        0
TELEPHONE & DATA SYS INC       COM              879433100     4339   121371 SH       SOLE                   121371        0        0
TEXTRON INC                    COM              883203101    29280  1000000 SH       SOLE                  1000000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    47345  1700000 SH       SOLE                  1700000        0        0
ZIMMER HLDGS INC               COM              98956P102    71016  1100000 SH       SOLE                  1100000        0        0